INVESTMENTS - Investment in debt instruments designated as at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	$ 6,827
Investment	0	$ 0	$ 4,589
Carrying amount of investments for debt instrument at FVTPL, ending balance	6,093	6,827
BioConnection Investments B.V.
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	6,827	0
Investment	0	7,933
Fair value changes	(930)	(1,185)
Currency translation	196	79
Carrying amount of investments for debt instrument at FVTPL, ending balance	$ 6,093	$ 6,827	$ 0